Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
Schedule of consolidated financial statements
	December 31, 2021	December 31, 2020
Assets:
Cash	$—	$390
Restricted cash	39,396	—
Finance receivables	109,877	60,845
Allowance for losses on finance receivables	(17,081)	(8,581)
Finance receivables, net	92,796	52,264
Total assets	$132,192	$52,654

Liabilities:
Other debt	$143,000	—
Total liabilities	$143,000	$—